DIVIDEND DISTRIBUTION (Details) ¥ in Thousands	Mar. 27, 2018 CNY (¥)	Mar. 16, 2020 $ / shares	Mar. 09, 2018 $ / shares
DIVIDEND DISTRIBUTION
Annual dividend declared (in dollars per share) | $ / shares		$ 0.3	$ 0.02
Dividend distributed | ¥	¥ 177,500